SHORT-TERM AND LONG-TERM DEBT - Narrative (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)
Minimum
Debt Instrument [Line Items]
Book equity ratio			0.20
Maximum
Debt Instrument [Line Items]
Book equity ratio			1
$330 Million Sale and Leaseback
Debt Instrument [Line Items]
Sale and leaseback agreement, lease period		10 years
Sale and leaseback agreement, optional extension of lease period		2 years
Basis spread on variable rate (percent)		21500.00%
$330 Million Sale and Leaseback | Flex Amber
Debt Instrument [Line Items]
Sale and leaseback agreement, consideration transferred		$ 170,000,000
$330 Million Sale and Leaseback | Flex Artemis
Debt Instrument [Line Items]
Sale and leaseback agreement, consideration transferred		160,000,000
Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Repayments of unsecured debt		$ 136,900,000
Flex Rainbow $180 Million Sale and Leaseback
Debt Instrument [Line Items]
Sale and leaseback agreement, lease period	9 years 10 months 24 days
U.S. dollar denominated floating rate debt | $330 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price			$ 330,000,000	$ 330,000,000
U.S. dollar denominated floating rate debt | Flex Rainbow $180 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	$ 180,000,000
Loan covenant
Debt Instrument [Line Items]
Face amount			$ 25,000,000
Term			6 months
Loan covenant (in percent)			5.00%
$629 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 629,000,000			629,000,000
$629 Million Facility | U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 629,000,000
$290 million facility
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	18500.00%
Term	6 years
Age adjusted term	22 years
$290 million facility | U.S. dollar denominated revolving credit facilities
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 290,000,000		290,000,000
$375 million sale and leaseback
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 375,000,000	$ 375,000,000
$140 million term tranche under the $290 Million Facility | U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Face amount	140,000,000
$150 million revolving tranche under the $290 Million Facility | U.S. dollar denominated revolving credit facilities
Debt Instrument [Line Items]
Face amount	$ 150,000,000